Shareholder Report			1 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type				N-CSR
Amendment Flag				false
Registrant Name				Popular U.S. Government Money Market Fund, LLC
Entity Central Index Key				0001947660
Entity Investment Company Type				N-1A
Document Period End Date				Jun. 30, 2024
C000248258
Shareholder Report [Line Items]
Fund Name	Popular U.S. Government Money Market Fund
Class Name	A Non-Withholding
Trading Symbol	MMTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund for the period of June 25, 2024 (commencement of investment operations), to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund for the period of June 25, 2024 (commencement of investment operations), to June 30, 2024. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

Additional Information Phone Number	(787) 758-7400
Additional Information Website	https://www.popularfunds.com/us-government-money-market-fund
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investment
Class A Non-Withholding Shares	$1	1.00%
Footnote	Description
Footnote(1)	Annualized for periods less than one year.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	1.00%
AssetsNet	$ 225,980,319	$ 225,980,319	$ 225,980,319	$ 225,980,319
Holdings Count | Holding	3	3	3	3
Advisory Fees Paid, Amount	$ 6,105
Additional Fund Statistics [Text Block]

Fund Statistics as of 6/30/2024

Total Net Assets	$225,980,319
# of Portfolio Holdings	3
Investment Advisory Fees Paid (Net of fees waived)	$6,105

Holdings [Text Block]

Maturity Weightings

(% total investments)

Value	Value
Weekly	100.0%

Largest Holdings [Text Block]

Top Holdings as of 6/30/2024

(% of total investments)

U.S. Treasury Bill 07/05/24	52.11%
U.S. Treasury Bill 07/02/24	25.65%
Federal Home Loan Bank Discount Note 07/05/24	22.24%

C000243299
Shareholder Report [Line Items]
Fund Name		Popular U.S. Government Money Market Fund
Class Name		A Withholding
Trading Symbol		MMYXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund for the period of June 24, 2024 (commencement of investment operations), to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund for the period of June 24, 2024 (commencement of investment operations), to June 30, 2024. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

Additional Information Phone Number		(787) 758-7400
Additional Information Website		https://www.popularfunds.com/us-government-money-market-fund
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investment
Class A Withholding Shares	$2	1.00%
Footnote	Description
Footnote(1)	Annualized for periods less than one year.

Expenses Paid, Amount		$ 2
Expense Ratio, Percent		1.00%
AssetsNet	$ 225,980,319	$ 225,980,319	$ 225,980,319	$ 225,980,319
Holdings Count | Holding	3	3	3	3
Advisory Fees Paid, Amount		$ 6,105
Additional Fund Statistics [Text Block]

Fund Statistics as of 6/30/2024

Total Net Assets	$225,980,319
# of Portfolio Holdings	3
Investment Advisory Fees Paid (Net of fees waived)	$6,105

Holdings [Text Block]

Maturity Weightings

(% total investments)

Value	Value
Weekly	100.0%

Largest Holdings [Text Block]

Top Holdings as of 6/30/2024

(% of total investments)

U.S. Treasury Bill 07/05/24	52.11%
U.S. Treasury Bill 07/02/24	25.65%
Federal Home Loan Bank Discount Note 07/05/24	22.24%

C000248259
Shareholder Report [Line Items]
Fund Name			Popular U.S. Government Money Market Fund
Class Name			Institutional Non-Withholding
Trading Symbol			MMGXX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund for the period of May 20, 2024 (commencement of investment operations), to June 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund for the period of May 20, 2024 (commencement of investment operations), to June 30, 2024. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

Additional Information Phone Number			(787) 758-7400
Additional Information Website			https://www.popularfunds.com/us-government-money-market-fund
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investment
Class I Institutional Non-Withholding Shares	$11	1.00%
Footnote	Description
Footnote(1)	Annualized for periods less than one year.

Expenses Paid, Amount			$ 11
Expense Ratio, Percent			1.00%
AssetsNet	$ 225,980,319	$ 225,980,319	$ 225,980,319	$ 225,980,319
Holdings Count | Holding	3	3	3	3
Advisory Fees Paid, Amount			$ 6,105
Additional Fund Statistics [Text Block]

Fund Statistics as of 6/30/2024

Total Net Assets	$225,980,319
# of Portfolio Holdings	3
Investment Advisory Fees Paid (Net of fees waived)	$6,105

Holdings [Text Block]

Maturity Weightings

(% total investments)

Value	Value
Weekly	100.0%

Largest Holdings [Text Block]

Top Holdings as of 6/30/2024

(% of total investments)

U.S. Treasury Bill 07/05/24	52.11%
U.S. Treasury Bill 07/02/24	25.65%
Federal Home Loan Bank Discount Note 07/05/24	22.24%